STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (UNAUDITED) (USD $)	Series E Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Jun. 30, 2014		$ 101,839	$ 722,783	$ (824,542)	$ 80
Beginning Balance, Shares at Jun. 30, 2014		10,183,927
Issuance of preferred stock for services, Shares	1,000,000
Issuance of preferred stock for services, Amount	10,000				10,000
Net loss				(92,372)	(92,372)
Ending Balance, Amount at Dec. 31, 2014	$ 10,000	$ 101,839	$ 722,783	$ (916,914)	$ (82,292)
Ending Balance, Shares at Dec. 31, 2014	1,000,000	10,183,927